Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Advertising (Policies)	9 Months Ended
Sep. 30, 2014
Policies
Advertising

Advertising

Costs for advertising are expensed when incurred. The Company also incurs marketing expenses for product promotion which are included with advertising to form the advertising and marketing item in our statement of operations.